Investment in equity method investee (Details)		12 Months Ended
	Jun. 03, 2020 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) Partnership	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 28, 2021 CNY (¥)
Schedule of equity method investments
Investment in equity method investee		¥ 137,000,000	$ 19,268,503	¥ 133,058,138
Secoo Holding Ltd
Schedule of equity method investments
Equity method investment, change in fair value | ¥					¥ 251,634,432
Limited partnerships
Schedule of equity method investments
Number of limited partnerships in which investments made | Partnership		4
Investment in equity method investee | ¥		¥ 89,000,000		¥ 88,000,000
Limited partnerships | Minimum
Schedule of equity method investments
Equity method investment, ownership percentage		3.02%	3.02%
Limited partnerships | Maximum
Schedule of equity method investments
Equity method investment, ownership percentage		99.99%	99.99%
Class A ordinary shares | Secoo Holding Ltd
Schedule of equity method investments
Equity method investment, ownership percentage	28.89%
Equity method investment, number of shares acquired | shares	10,204,082
Equity method investment, price per share | $ / shares	$ 9.80
Equity method investment, purchase price | $	$ 100,000,000
Number of American depositary share ("ADS") representing ordinary share ("Share") | shares	2